Net interest income (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net interest income
Loans	SFr 6,770	SFr 5,979	SFr 5,628
Investment securities	80	47	60
Trading assets	7,131	6,697	7,483
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,856	2,515	2,767
Other	2,776	1,819	1,436
Interest and dividend income	19,613	17,057	17,374
Deposits	(2,287)	(1,354)	(1,043)
Short-term borrowings	(359)	(166)	(84)
Trading liabilities	(3,453)	(3,542)	(3,602)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,877)	(1,284)	(1,387)
Long-term debt	(3,816)	(3,722)	(3,494)
Other	(812)	(432)	(202)
Interest expense	(12,604)	(10,500)	(9,812)
Net interest income	7,009	6,557	7,562
Bank
Net interest income
Loans	6,778	5,981	5,627
Investment securities	80	47	60
Trading assets	7,131	6,698	7,483
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,856	2,515	2,767
Other	2,778	1,820	1,438
Interest and dividend income	19,623	17,061	17,375
Deposits	(2,291)	(1,360)	(1,047)
Short-term borrowings	(370)	(168)	(84)
Trading liabilities	(3,453)	(3,546)	(3,602)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,877)	(1,284)	(1,387)
Long-term debt	(3,696)	(3,580)	(3,460)
Other	(811)	(431)	(201)
Interest expense	(12,498)	(10,369)	(9,781)
Net interest income	SFr 7,125	SFr 6,692	SFr 7,594